Employees (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Average Monthly Number of Employees
The average monthly number of employees (including Executive Directors) was:

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Management, administrative, marketing and distribution	1,304	1,191	930	879
Laboratory	425	428	594	575

	1,729	1,619	1,524	1,454

Summary of Aggregate Remuneration
Their aggregate remuneration comprised:

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Wages and salaries	103.6	89.4	42.6	69.5
Social security costs	15.1	12.4	6.3	7.1
Other pension costs	7.2	6.5	2.8	4.5
Share-based payments charge	23.3	17.9	7.3	9.3

Total staff costs	149.2	126.2	59.0	90.4